Premises and equipment-Summary of Premises and Equipment (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	¥ 3,275,098	¥ 3,286,694
Less: Accumulated depreciation and amortization	1,621,210	1,582,627
Premises and equipment—net	1,653,888	1,704,067
Land
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	577,755	571,837
Buildings
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	703,655	737,440
Equipment and furniture
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	378,015	373,825
Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	204,835	208,820
Construction in Progress
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	44,393	21,737
Software
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	¥ 1,366,445	¥ 1,373,035